SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

6. SHORT-TERM INVESTMENTS

	December 31,	December 31,
	2022	2021
Term deposits	$10,144,301	$—
RSTICs	1,504,778	—
	$11,649,079	$—

The term deposits and RSTICs mature on February 10, 2023 and November 29, 2023, respectively.